Labor expenses	6 Months Ended
Jun. 30, 2023
Labor expenses
Labor expenses

Note 6    Labor expenses

(in millions of euros)	June 30, 2023	June 30, 2022
Wages and employee benefit expenses	(4,548)	(4,241)
o/w French part-time for seniors plans (1)	(225)	62
Others	(75)	(87)
Total labor expenses	(4,624)	(4,329)

(1)	At June 30, 2023 costs relating to the French part-time for seniors plans (Temps Partiel Senior (TPS)) mainly include the effect of the pension reform in France for (257) million euros.

At June 30, 2022 TPS plans included an actuarial gain of 84 million euros arising from the increase of the discount rates' curve in the macroeconomic context.

In France, the pension reform law, gradually raising the legal retirement age to 64, was enacted on April 14, 2023. The French part-time for seniors plans (Temps Partiel Senior (TPS)) signed in 2018 and 2021 provided in this case for the extension of these plans for the employees concerned. Accordingly, an additional provision of 257 million euros has been recognized, and the discounted cost of the benefits amounts to 1,782 million euros at June 30, 2023 (1,753 million euros at December 31, 2022). This additional provision is partially offset by the reversal of the provision for benefits paid during the period.

The effects of the reform on post-employment benefits and other long-term benefits (excluding TPS plans) are not material at June 30, 2023.